Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

E.I.N. 72-1229752 / PN 019
SAVINGS PLAN OF ENTERGY CORPORATION AND SUBSIDIARIES VIII
Schedule of Assets (Held at End of Year)
As of December 31, 2025
Plan Sponsor: Entergy Corporation

	Interest	Maturity		Current
Description	Rate	Date	Cost	Value

Loans to participants*	4.25% - 9.50%	01/21/2026 - 11/26/2045	N/A	$4,464,626	**

*Party-in-interest
** Net of $10,615 in deemed loan distributions